Equity - Schedule of Outstanding Shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Free float	26,805,447	25,419,660	25,890,477
Total	44,632,674	38,416,828	37,722,433
Maruho Deutschland Co., Ltd., Osaka Japan [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	8,891,843	7,631,586	7,631,586
Wilhelm Konrad Thomas Zours [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	8,935,384	3,400,907	3,400,907
Liechtensteinische Landesbank AG (LLB) [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned		1,165,212
Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned		799,463	799,463